Ultra Series Fund | September 30, 2022

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 96.6%
Alternative Funds - 2.0%
Invesco Optimum Yield Diversified Commodity Strategy ETF	140,640	$2,275,555

Bond Funds - 66.6%
iShares 20+ Year Treasury Bond ETF	81,272	8,326,316
iShares Treasury Floating Rate Bond ETF	97,006	4,898,803
Janus Henderson Mortgage-Backed Securities ETF	170,570	7,680,563
Madison Core Bond Fund, Class R6 (A)	3,766,816	32,658,299
Schwab Intermediate-Term U.S. Treasury ETF	249,833	12,276,794
Vanguard Short-Term Corporate Bond ETF	154,462	11,473,437
		77,314,212
Foreign Stock Funds - 3.2%
Vanguard FTSE All-World ex-U.S. ETF	84,686	3,756,671

Stock Funds - 24.8%
Distillate U.S. Fundamental Stability & Value ETF	88,615	3,269,893
Energy Select Sector SPDR ETF	11,196	806,336
iShares Core S&P Small-Cap ETF	18,884	1,646,496
iShares Core S&P U.S. Growth ETF	60,792	4,874,303
Madison Dividend Income Fund, Class R6 (A)	145,507	3,855,931
Madison Investors Fund, Class R6 (A)	303,347	6,734,299
Schwab U.S. Dividend Equity ETF	17,538	1,165,049
VanEck Gold Miners ETF	24,846	599,286
Vanguard Information Technology ETF (B)	19,131	5,880,295
		28,831,888
Total Investment Companies ( Cost $125,231,508 )		112,178,326

SHORT-TERM INVESTMENTS - 3.4%
State Street Institutional U.S. Government Money Market Fund, 2.94%, Premier Class (C)	3,908,276	3,908,276
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (C) (D)	31,950	31,950
		3,940,226
Total Short-Term Investments ( Cost $3,940,226 )		3,940,226

TOTAL INVESTMENTS - 100.0% ( Cost $129,171,734 )		116,118,552
NET OTHER ASSETS AND LIABILITIES – (0.0%)		(1,160)
TOTAL NET ASSETS - 100.0%		$116,117,392

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $30,737, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 96.2%
Alternative Funds - 3.5%
Invesco Optimum Yield Diversified Commodity Strategy ETF	252,779	$4,089,964

Bond Funds - 43.2%
iShares 20+ Year Treasury Bond ETF	51,167	5,242,059
iShares Treasury Floating Rate Bond ETF	97,787	4,938,243
Janus Henderson Mortgage-Backed Securities ETF	90,439	4,072,360
Madison Core Bond Fund, Class R6 (A)	2,601,849	22,558,033
Schwab Intermediate-Term U.S. Treasury ETF	126,225	6,202,696
Vanguard Short-Term Corporate Bond ETF	96,042	7,134,000
		50,147,391
Foreign Stock Funds - 6.4%
iShares MSCI Emerging Markets Asia ETF	9,543	547,673
Vanguard FTSE All World ex-U.S. ETF	155,045	6,877,796
		7,425,469
Stock Funds - 43.1%
Distillate U.S. Fundamental Stability & Value ETF	114,985	4,242,946
Energy Select Sector SPDR ETF	27,132	1,954,047
iShares Core S&P Small-Cap ETF	44,699	3,897,306
iShares Core S&P U.S. Growth ETF	85,767	6,876,798
Madison Dividend Income Fund, Class R6 (A)	244,349	6,475,260
Madison Investors Fund, Class R6 (A)	510,483	11,332,718
Madison Mid Cap Fund, Class R6 (A)	107,113	1,287,502
Schwab U.S. Dividend Equity ETF (B)	22,102	1,468,236
VanEck Gold Miners ETF	51,394	1,239,623
Vanguard Information Technology ETF (B)	36,549	11,234,066
		50,008,502
Total Investment Companies ( Cost $119,110,295 )		111,671,326

SHORT-TERM INVESTMENTS - 7.7%
Short-Term Investments - 7.7%
State Street Institutional U.S. Government Money Market Fund, 2.94%, Premier Class (C)	4,424,839	4,424,839
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (C) (D)	4,551,025	4,551,025
		8,975,864
Total Short-Term Investments ( Cost $8,975,864 )		8,975,864

TOTAL INVESTMENTS - 103.9% ( Cost $128,086,159 )		120,647,190
NET OTHER ASSETS AND LIABILITIES - (3.9%)		(4,543,276)
TOTAL NET ASSETS - 100.0%		$116,103,914

(A)	Affiliated Company
(B)	All or a portion of these securities, with an aggregate fair value of $4,380,999, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 96.5%
Alternative Funds - 4.8%
Invesco Optimum Yield Diversified Commodity Strategy ETF	113,899	$1,842,886

Bond Funds - 23.1%
iShares 20+ Year Treasury Bond ETF	9,466	969,792
iShares Treasury Floating Rate Bond ETF	25,881	1,306,991
Janus Henderson Mortgage-Backed Securities ETF	14,973	674,216
Madison Core Bond Fund, Class R6 (A)	374,204	3,244,345
Schwab Intermediate-Term U.S. Treasury ETF (B)	25,159	1,236,313
Vanguard Short-Term Corporate Bond ETF	19,080	1,417,262
		8,848,919
Foreign Stock Funds - 9.1%
iShares MSCI Emerging Markets Asia ETF	9,384	538,547
Vanguard FTSE All World ex-U.S. ETF	66,411	2,945,992
		3,484,539
Stock Funds - 59.5%
Distillate U.S. Fundamental Stability & Value ETF	55,065	2,031,898
Energy Select Sector SPDR ETF	12,951	932,731
iShares Core S&P Small-Cap ETF	23,818	2,076,691
iShares Core S&P U.S. Growth ETF (B)	40,115	3,216,421
Madison Dividend Income Fund, Class R6 (A)	114,958	3,046,388
Madison Investors Fund, Class R6 (A)	202,140	4,487,518
Madison Mid Cap Fund, Class R6 (A)	44,774	538,183
Schwab U.S. Dividend Equity ETF (B)	11,592	770,057
VanEck Gold Miners ETF	25,586	617,134
Vanguard Information Technology ETF (B)	16,744	5,146,603
		22,863,624
Total Investment Companies ( Cost $39,153,249 )		37,039,968

SHORT-TERM INVESTMENTS - 10.8%
State Street Institutional U.S. Government Money Market Fund, 2.94%, Premier Class (C)	1,349,733	1,349,733
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (C) (D)	2,805,964	2,805,964
Total Short-Term Investments ( Cost $4,155,697 )		4,155,697

TOTAL INVESTMENTS - 107.3% ( Cost $43,308,946 )		41,195,665
NET OTHER ASSETS AND LIABILITIES - (7.3%)		(2,795,774)
TOTAL NET ASSETS - 100.0%		$38,399,891

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $2,719,945, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
SPDR	Standard & Poor’s Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
ASSET BACKED SECURITIES - 3.4%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$86,994	$85,220
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	99,967
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	224,681
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	289,978	280,121
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	41,749	41,661
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	76,029	74,064
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	109,519	105,814
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	129,603	124,718
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	258,834	246,297
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	251,258	242,244
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	248,643	245,539
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	10,021	10,008
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	300,000	278,597
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	500,000	495,729
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	250,000	246,248
Wheels SPV 2 LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	89,545	89,297
Total Asset Backed Securities ( Cost $3,006,556 )		2,890,205

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B)	103,068	95,670
CIM Trust, Series 2021-J2, Class A4 (A) (C) (D)	309,861	269,989
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, IO	637,302	29,142
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (D)	256,080	250,381
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, IO	659,980	56,696
Federal National Mortgage Association REMICS, Series 2011-31, Class DB	141,086	136,279
Federal National Mortgage Association REMICS, Series 2011-36, Class QB	211,679	207,840
Federal National Mortgage Association REMICS, Series 2005-79, Class LT	200,120	204,501
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO	1,775,994	285,290
Federal National Mortgage Association REMICS, Series 2016-21, Class BA	54,028	53,467
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D)	195,985	167,946
Government National Mortgage Association REMICS, Series 2015-53, Class IL, IO	71,463	1,075
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D)	19,028	18,255
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D)	70,329	63,051
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D)	330,938	263,026
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D)	392,979	337,501
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D)	150,887	128,156
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D)	5,532	5,425
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D)	71,465	63,138
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D)	186,994	161,530
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C) (D)	297,314	255,788
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D)	260,947	230,774
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D)	189,697	178,218
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D)	9,448	9,096
Total Collateralized Mortgage Obligations ( Cost $4,156,996 )		3,472,234

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	168,669	162,725
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO (C) (D), 0.426%, 9/25/26	11,493,646	112,311

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	611,989
Federal National Mortgage Association-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.209%, 11/25/27	224,338	211,347
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (C) (D), 3.846%, 1/25/48	450,000	433,774
GSAMP Trust, Series 2006-S5, Class M5 (D), 7.488% 9/25/36	4,940,000	—
Total Commercial Mortgage-Backed Securities ( Cost $1,632,286 )		1,532,146

CORPORATE NOTES AND BONDS - 30.2%
Communication Services - 2.7%
AT&T, Inc., 2.25%, 2/1/32	500,000	377,966
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	200,000	162,250
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	400,000	390,122
Discovery Communications LLC, 5%, 9/20/37	125,000	98,832
Expedia Group, Inc., 3.25%, 2/15/30	350,000	283,745
SBA Communications Corp., 3.875%, 2/15/27	250,000	223,287
T-Mobile USA, Inc., 2.625%, 4/15/26	225,000	203,899
Verizon Communications, Inc., 3.875%, 2/8/29	300,000	273,773
Verizon Communications, Inc., 4.4%, 11/1/34	300,000	263,896
		2,277,770
Consumer Discretionary - 2.5%
7-Eleven, Inc. (A), 1.8%, 2/10/31	300,000	222,535
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	200,000	187,834
Clarios Global LP/Clarios U.S. Finance Co. (A), 6.25%, 5/15/26	150,000	143,250
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	200,000	195,585
Lowe's Cos., Inc., 3%, 10/15/50	500,000	306,574
Lowe's Cos., Inc., 4.25%, 4/1/52	250,000	191,704
McDonald's Corp., 4.875%, 12/9/45	400,000	353,853
QVC, Inc. (E), 4.75%, 2/15/27	225,000	168,485
Tractor Supply Co., 1.75%, 11/1/30	200,000	149,725
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	176,000	165,202
		2,084,747
Consumer Staples - 1.4%
General Mills, Inc., 2.875%, 4/15/30	200,000	169,874
Hormel Foods Corp., 1.8%, 6/11/30	200,000	159,762
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	212,965
Mars, Inc. (A), 3.875%, 4/1/39	350,000	288,655
Mars, Inc. (A), 2.375%, 7/16/40	350,000	230,620
Performance Food Group, Inc. (A), 5.5%, 10/15/27	150,000	136,324
		1,198,200
Energy - 2.9%
Eastern Gas Transmission & Storage, Inc., 3%, 11/15/29	150,000	128,624
Energy Transfer LP, 5.25%, 4/15/29	300,000	282,068
EnLink Midstream Partners LP (E), 5.45%, 6/1/47	550,000	401,753
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	261,511
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	270,036
MPLX LP, 4.8%, 2/15/29	50,000	46,512
MPLX LP, 2.65%, 8/15/30	200,000	156,620
ONEOK, Inc., 5.85%, 1/15/26	100,000	100,301
Phillips 66, 2.15%, 12/15/30	250,000	192,531
Pioneer Natural Resources Co., 2.15%, 1/15/31	200,000	154,028
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	150,000	142,978
Valero Energy Corp., 4%, 6/1/52	100,000	72,163
Valero Energy Partners LP, 4.5%, 3/15/28	250,000	237,320
		2,446,445

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Financials - 10.7%
Affiliated Managers Group, Inc. (E), 4.25%, 2/15/24	250,000	247,716
Aflac, Inc., 4.75%, 1/15/49	400,000	351,649
Air Lease Corp., 1.875%, 8/15/26	250,000	212,033
Bank of America Corp., (5 year CMT + 2.000%) (D), 3.846%, 3/8/37	150,000	120,990
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	150,752
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	225,000	171,932
BlackRock, Inc., 2.1%, 2/25/32	350,000	267,366
Capital One Financial Corp., (SOFRRATE + 2.057%) (D) (E), 4.927%, 5/10/28	200,000	190,286
Capital One Financial Corp., (SOFRRATE + 1.790%) (D), 3.273%, 3/1/30	250,000	209,127
Citigroup, Inc., (3M USD LIBOR + 1.192%) (D), 4.075%, 4/23/29	300,000	271,682
Citigroup, Inc., (SOFRRATE + 2.086%) (D), 4.91%, 5/24/33	250,000	230,146
Discover Bank, 3.45%, 7/27/26	75,000	68,320
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	76,587
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	155,667
Fifth Third Bancorp, (SOFRRATE + 1.660%) (D), 4.337%, 4/25/33	200,000	177,201
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	200,000	150,550
Goldman Sachs BDC, Inc., (E), 2.875%, 1/15/26	200,000	181,398
Goldman Sachs Group, Inc., (SOFRRATE + 0.913%) (D), 1.948%, 10/21/27	400,000	342,210
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (D), 2.487%, 8/15/36	500,000	353,437
Huntington National Bank, (SOFRRATE + 1.205%) (D), 4.008%, 5/16/25	250,000	244,894
Intercontinental Exchange, Inc., 4.6%, 3/15/33	250,000	232,672
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	250,000	181,282
JPMorgan Chase & Co., (TSFR3M + 0.695%) (D), 1.04%, 2/4/27	400,000	340,012
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	171,635
Liberty Mutual Group, Inc. (A), 4.25%, 6/15/23	166,000	164,448
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	400,000	368,308
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	94,759
M&T Bank Corp., 3.55%, 7/26/23	250,000	248,424
Morgan Stanley, (SOFRRATE + 1.990%) (D), 2.188%, 4/28/26	175,000	160,546
Morgan Stanley, (SOFRRATE + 0.879%) (D), 1.593%, 5/4/27	250,000	215,554
Morgan Stanley, (SOFRRATE + 1.020%) (D), 1.928%, 4/28/32	250,000	182,427
NASDAQ, Inc., 1.65%, 1/15/31	200,000	148,863
Old Republic International Corp., 3.85%, 6/11/51	250,000	171,645
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	171,478
PNC Bank NA, 2.7%, 10/22/29	125,000	102,710
Public Storage, 1.95%, 11/9/28	125,000	104,194
Regions Financial Corp. (E), 1.8%, 8/12/28	495,000	407,035
State Street Corp., (SOFRRATE + 1.490%) (D), 3.031%, 11/1/34	125,000	103,330
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	204,540
Truist Bank, 2.25%, 3/11/30	325,000	254,641
Truist Financial Corp., (SOFRRATE + 0.609%) (D), 1.267%, 3/2/27	300,000	260,934
Wells Fargo & Co., (SOFRRATE + 2.100%) (D), 2.393%, 6/2/28	250,000	214,499
Western Union Co., 2.85%, 1/10/25	125,000	118,300
Weyerhaeuser Co., 3.375%, 3/9/33	250,000	202,374
		8,998,553
Health Care - 2.0%
Baxter International, Inc., 2.272%, 12/1/28	300,000	247,880
Block, Inc., 2.75%, 6/1/26	300,000	257,835
Centene Corp., 2.45%, 7/15/28	300,000	244,266
Cigna Corp., 4.375%, 10/15/28	50,000	47,204
Cigna Corp., 4.9%, 12/15/48	200,000	172,727
CVS Health Corp., 5.125%, 7/20/45	250,000	218,891
Gartner, Inc. (A), 4.5%, 7/1/28	150,000	134,130

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	197,353
United Rentals North America, Inc., 5.5%, 5/15/27	150,000	144,953
		1,665,239
Industrials - 3.3%
Ball Corp., 4.875%, 3/15/26	250,000	237,177
Boeing Co., 3.625%, 2/1/31	200,000	165,940
Boeing Co., 5.805%, 5/1/50	350,000	304,859
Carlisle Cos., Inc., 3.5%, 12/1/24	200,000	192,638
Carrier Global Corp., 3.577%, 4/5/50	150,000	103,887
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	245,281
Quanta Services, Inc., 2.9%, 10/1/30	250,000	199,726
TD SYNNEX Corp., 1.75%, 8/9/26	500,000	425,125
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	149,013
Textron, Inc., 2.45%, 3/15/31	250,000	191,794
TransDigm, Inc. (A), 6.25%, 3/15/26	200,000	194,000
Vulcan Materials Co., 3.5%, 6/1/30	200,000	171,005
WRKCo, Inc., 3.9%, 6/1/28	250,000	229,407
		2,809,852
Information Technology - 2.5%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	8,202
Dell International LLC/EMC Corp., 8.35%, 7/15/46	62,000	66,881
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	275,000	156,347
Fiserv, Inc., 3.5%, 7/1/29	200,000	173,953
HP, Inc., 2.65%, 6/17/31	400,000	293,388
Intuit, Inc., 1.65%, 7/15/30	250,000	194,662
Iron Mountain, Inc. (A), 4.5%, 2/15/31	125,000	96,647
Lam Research Corp., 1.9%, 6/15/30	350,000	277,230
Marvell Technology, Inc., 4.2%, 6/22/23	400,000	398,789
Oracle Corp., 3.95%, 3/25/51	400,000	265,319
VMware, Inc., 2.2%, 8/15/31	250,000	181,882
		2,113,300
Materials - 1.0%
Arconic Corp. (A), 6%, 5/15/25	150,000	144,432
Celanese U.S. Holdings LLC, 6.165%, 7/15/27	150,000	141,519
DuPont de Nemours, Inc., 4.725%, 11/15/28	300,000	285,452
LYB International Finance III LLC (E), 3.625%, 4/1/51	400,000	260,867
		832,270
Utilities - 1.2%
AES Corp., 1.375%, 1/15/26	225,000	193,884
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	151,125
Duke Energy Corp., 3.75%, 9/1/46	400,000	283,299
Interstate Power & Light Co., 3.5%, 9/30/49	225,000	160,429
Wisconsin Electric Power Co., 1.7%, 6/15/28	250,000	209,155
		997,892
Total Corporate Notes and Bonds ( Cost $30,785,791 )		25,424,268

FOREIGN CORPORATE BONDS - 2.5%
Communication Services - 0.5%
Alibaba Group Holding Ltd., 2.125%, 2/9/31	250,000	192,309
Vodafone Group PLC (E), 5%, 5/30/38	250,000	214,732
		407,041
Financials - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	300,000	256,646

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Core Bond Fund Portfolio of Investments (unaudited)

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	179,678
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	300,000	252,230
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	227,908
UBS Group AG, (1 year CMT + 2.050%) (A) (D), 4.703%, 8/5/27	200,000	189,671

Health Care - 0.7%
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	152,684
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	155,819
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	350,000	241,384
		549,887
Total Foreign Corporate Bonds ( Cost $2,521,775 )		2,063,061

LONG TERM MUNICIPAL BONDS - 2.1%
General - 2.1%
Hillsboro School District No 1J, General Obligation, 4.35%, 6/30/34	800,000	779,629
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,028,605
		1,808,234
Total Long Term Municipal Bonds ( Cost $2,024,974 )		1,808,234

MORTGAGE BACKED SECURITIES - 21.2%
Fannie Mae - 14.1%
3%, 9/1/30 Pool # 890696	404,869	382,820
3%, 12/1/30 Pool # AL8924	165,740	157,147
7%, 11/1/31 Pool # 607515	13,356	13,674
3.5%, 12/1/31 Pool # MA0919	44,478	41,970
6.5%, 3/1/32 Pool # 631377	15,625	16,099
7%, 5/1/32 Pool # 644591	4,932	4,965
6.5%, 6/1/32 Pool # 545691	97,776	101,479
3.5%, 8/1/32 Pool # MA3098	48,032	45,616
5.5%, 11/1/33 Pool # 555880	137,576	140,265
4%, 2/1/35 Pool # MA2177	480,633	458,672
5%, 8/1/35 Pool # 829670	149,202	149,100
5%, 9/1/35 Pool # 820347	243,017	245,231
5%, 9/1/35 Pool # 835699	215,021	212,281
3.5%, 12/1/35 Pool # MA2473	267,442	251,053
5%, 12/1/35 Pool # 850561	61,839	62,201
4%, 6/1/36 Pool # AL8618	123,517	117,896
5.5%, 10/1/36 Pool # 901723	53,341	53,147
6.5%, 10/1/36 Pool # 894118	216,204	222,751
6%, 11/1/36 Pool # 902510	223,821	235,083
6%, 10/1/37 Pool # 947563	191,474	199,922
6.5%, 8/1/38 Pool # 987711	281,025	295,687
3%, 11/1/39 Pool # MA3831	55,333	49,386
4%, 1/1/41 Pool # AB2080	470,005	448,139
2.5%, 5/1/41 Pool # MA4334	431,835	372,391
4.5%, 7/1/41 Pool # AB3274	196,580	192,638
5.5%, 7/1/41 Pool # AL6588	427,382	441,861
4%, 9/1/41 Pool # AJ1406	218,482	207,451
3.5%, 6/1/42 Pool # AO4136	479,583	439,530
4%, 6/1/42 Pool # MA1087	130,180	124,116
3.5%, 8/1/42 Pool # AP2133	224,330	205,596
3.5%, 9/1/42 Pool # AB6228	416,084	382,260
4%, 10/1/42 Pool # AP7363	318,604	303,399

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 3/1/43 Pool # AT0310	294,181	270,248
4%, 1/1/45 Pool # AS4257	66,218	62,938
4.5%, 2/1/45 Pool # MA2193	253,988	248,900
3.5%, 11/1/45 Pool # BA4907	146,721	134,845
3.5%, 12/1/45 Pool # AS6309	119,859	110,133
4.5%, 10/1/46 Pool # MA2783	23,594	22,804
4%, 12/1/46 Pool # BD2379	82,947	78,339
3%, 1/1/47 Pool # BE0108	243,762	217,180
2.5%, 12/1/47 Pool # FM3165	482,899	413,300
4%, 7/1/48 Pool # MA3415	119,227	112,437
4%, 11/1/50 Pool # FM5530	326,921	306,732
4%, 5/1/52 Pool # CB3627	741,540	689,315
4%, 5/1/52 Pool # CB3678	248,250	230,692
4%, 5/1/52 Pool # FS1704	189,431	177,321
3.5%, 6/1/52 Pool # CB3845	738,272	665,941
4.5%, 8/1/52 Pool # CB4383	748,451	716,120
4.5%, 8/1/52 Pool # FS2605	484,428	463,635
5.5%, 10/1/52 Pool # MA4786	350,000	348,995
		11,843,701
Freddie Mac - 7.1%
4.5%, 2/1/25 Pool # J11722	24,491	24,116
4.5%, 5/1/25 Pool # J12247	50,575	49,800
8%, 6/1/30 Pool # C01005	5,827	6,161
7%, 3/1/31 Pool # C48129	30,655	30,702
2.5%, 2/1/32 Pool # ZS8641	110,644	102,770
5.5%, 11/1/34 Pool # A28282	177,362	177,229
2.5%, 6/1/35 Pool # RC1421	191,566	173,922
5.5%, 1/1/37 Pool # G04593	92,129	95,354
2%, 3/1/41 Pool # RB5105	414,226	347,227
4%, 10/1/41 Pool # Q04092	230,167	218,589
3%, 9/1/42 Pool # C04233	607,536	545,919
3%, 4/1/43 Pool # V80025	805,897	721,584
3%, 4/1/43 Pool # V80026	795,781	713,821
3.5%, 8/1/44 Pool # Q27927	214,144	196,924
3%, 7/1/45 Pool # G08653	259,580	231,652
3.5%, 8/1/45 Pool # Q35614	351,768	322,741
3%, 10/1/46 Pool # G60722	406,208	362,075
4%, 3/1/47 Pool # Q46801	103,955	98,281
3.5%, 12/1/47 Pool # Q52955	151,544	138,607
2.5%, 4/1/48 Pool # QA2240	385,075	326,341
3%, 7/1/49 Pool # QA1033	215,120	188,817
3.5%, 4/1/52 Pool # SD0960	739,875	668,074
3.5%, 5/1/52 Pool # RA7380	245,163	221,695
		5,962,401
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	19,837	20,446
6.5%, 4/20/31 Pool # 3068	14,191	14,673
		35,119
Total Mortgage Backed Securities ( Cost $19,532,581 )		17,841,221

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.5%
U.S. Treasury Bonds - 9.7%
6.625%, 2/15/27	2,000,000	2,195,859

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Core Bond Fund Portfolio of Investments (unaudited)

4.500%, 5/15/38		2,000,000	2,153,594
3.750%, 8/15/41		750,000	718,858
3.000%, 5/15/45		750,000	626,777
2.500%, 5/15/46		500,000	379,570
3.375%, 11/15/48		500,000	455,625
1.250%, 5/15/50		1,500,000	839,824
1.875%, 2/15/51		1,250,000	827,637
			8,197,744
U.S. Treasury Notes - 21.8%
2.750%, 2/15/24		500,000	489,414
2.250%, 11/15/25		2,250,000	2,119,307
0.375%, 1/31/26		1,750,000	1,541,641
1.500%, 8/15/26		2,500,000	2,261,816
2.375%, 5/15/27		3,450,000	3,199,605
2.875%, 5/15/28		3,200,000	3,009,500
2.625%, 2/15/29		2,250,000	2,074,131
0.625%, 8/15/30		1,750,000	1,371,084
1.375%, 11/15/31		2,775,000	2,254,254
			18,320,752
Total U.S. Government and Agency Obligations ( Cost $29,525,757 )			26,518,496
		Shares
SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund, 2.94%, Premier Class (F)		1,707,672	1,707,672
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (F) (G)		1,503,218	1,503,218
Total Short-Term Investments ( Cost $3,210,890 )			3,210,890

TOTAL INVESTMENTS - 100.6% ( Cost $96,397,606 )			84,760,755
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(485,431)
TOTAL NET ASSETS - 100.0%			$84,275,324

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of September 30, 2022.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Floating rate or variable rate note. Rate shown is as of September 30, 2022.
(E)	All or a portion of these securities, with an aggregate fair value of $1,467,995, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk
TSFR3M	3 Months USD Term SOFR
USD	United States Dollar

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
CORPORATE NOTES AND BONDS - 85.4%
Communication Services – 15.8%
Advantage Sales & Marketing, Inc. (A) (B), 6.5%, 11/15/28	$150,000	$118,688
Cars.com, Inc. (A), 6.375%, 11/1/28	150,000	127,875
CCO Holdings LLC/CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	145,000	117,631
Frontier Communications Holdings LLC (A), 5%, 5/1/28	225,000	193,095
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	205,589
Lamar Media Corp., 4.875%, 1/15/29	180,000	160,424
Level 3 Financing, Inc. (A), 4.25%, 7/1/28	180,000	140,468
Millennium Escrow Corp. (A), 6.625%, 8/1/26	225,000	177,872
Netflix, Inc., 6.375%, 5/15/29	100,000	99,252
Outfront Media Capital LLC/Outfront Media Capital Corp. (A), 4.25%, 1/15/29	125,000	98,188
SBA Communications Corp., 3.875%, 2/15/27	235,000	209,890
Sprint Corp., 7.125%, 6/15/24	275,000	279,188
Viasat, Inc. (A), 6.5%, 7/15/28	150,000	99,750
		2,027,910
Consumer Discretionary – 12.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	300,000	281,751
Genting New York LLC/GENNY Capital, Inc. (A), 3.3%, 2/15/26	200,000	170,895
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	382,292
Picasso Finance Sub, Inc. (A), 6.125%, 6/15/25	175,000	171,521
QVC, Inc., 4.375%, 9/1/28	160,000	108,486
RHP Hotel Properties LP/RHP Finance Corp. (A) (B), 4.5%, 2/15/29	115,000	95,373
RLJ Lodging Trust LP (A), 3.75%, 7/1/26	150,000	128,109
United Airlines, Inc. (A), 4.375%, 4/15/26	125,000	111,563
Vail Resorts, Inc. (A), 6.25%, 5/15/25	200,000	197,654
		1,647,644
Consumer Staples - 6.7%
B&G Foods, Inc. (B), 5.25%, 9/15/27	220,000	178,244
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	111,912
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	125,000	113,391
Lamb Weston Holdings, Inc. (A), 4.125%, 1/31/30	100,000	84,624
Performance Food Group, Inc. (A), 5.5%, 10/15/27	215,000	195,398
U.S. Foods, Inc. (A) (B), 6.25%, 4/15/25	175,000	171,935
		855,504
Energy - 3.8%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	110,165
Buckeye Partners LP (A), 4.125%, 3/1/25	150,000	137,287
Sunoco LP/Sunoco Finance Corp., 6%, 4/15/27	150,000	142,978
Sunoco LP/Sunoco Finance Corp., 4.5%, 4/30/30	110,000	89,925
		480,355
Financials - 16.4%
Bread Financial Holdings, Inc. (A), 4.75%, 12/15/24	500,000	436,500
Credit Acceptance Corp. (A) (B), 5.125%, 12/31/24	125,000	116,329
Diversified Healthcare Trust, 9.75%, 6/15/25	75,000	67,846
Enact Holdings, Inc. (A), 6.5%, 8/15/25	250,000	239,787
Home Point Capital, Inc. (A) (B), 5%, 2/1/26	130,000	81,059
Jefferies Finance LLC/JFIN Co-Issuer Corp. (A), 5%, 8/15/28	200,000	147,500
LPL Holdings, Inc. (A), 4%, 3/15/29	100,000	85,768
MGIC Investment Corp., 5.25%, 8/15/28	200,000	178,676
MPT Operating Partnership LP/MPT Finance Corp., 5%, 10/15/27	300,000	259,275
MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	150,000	104,438
NFP Corp. (A), 6.875%, 8/15/28	125,000	97,500

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

High Income Fund Portfolio of Investments (unaudited)

OneMain Finance Corp., 3.875%, 9/15/28	195,000	143,571
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (A), 3.875%, 3/1/31	200,000	144,971
		2,103,220
Health Care - 3.9%
AdaptHealth LLC (A), 4.625%, 8/1/29	50,000	40,072
HCA, Inc., 5.875%, 2/15/26	250,000	247,428
Legacy LifePoint Health LLC (A), 6.75%, 4/15/25	150,000	142,875
Medline Borrower LP (A), 3.875%, 4/1/29	90,000	72,225
		502,600
Industrials - 18.9%
ADT Security Corp., 4.125%, 6/15/23	225,000	221,661
Brink's Co. (A), 5.5%, 7/15/25	125,000	119,001
Energizer Holdings, Inc. (A), 4.75%, 6/15/28	190,000	150,535
EnerSys (A), 4.375%, 12/15/27	125,000	110,313
Madison IAQ LLC (A) (B), 4.125%, 6/30/28	200,000	160,639
Roller Bearing Co. of America, Inc. (A), 4.375%, 10/15/29	90,000	75,375
RR Donnelley & Sons Co. (A), 6.125%, 11/1/26	300,000	270,000
Sealed Air Corp. (A), 5.125%, 12/1/24	300,000	289,767
Sealed Air Corp. (A) (B), 5%, 4/15/29	100,000	89,250
Spirit AeroSystems, Inc. (A) (B), 5.5%, 1/15/25	250,000	236,250
Spirit AeroSystems, Inc. (A), 7.5%, 4/15/25	250,000	235,557
TransDigm, Inc. (A), 6.25%, 3/15/26	275,000	266,750
Waste Pro USA, Inc. (A) (B), 5.5%, 2/15/26	225,000	198,299
		2,423,397
Information Technology - 4.3%
Iron Mountain, Inc. (A), 4.875%, 9/15/27	250,000	223,909
Iron Mountain, Inc. (A), 5.25%, 7/15/30	135,000	111,708
Pitney Bowes, Inc. (A) (B), 6.875%, 3/15/27	210,000	128,677
Playtika Holding Corp. (A), 4.25%, 3/15/29	110,000	87,971
		552,265
Materials - 1.2%
Arconic Corp. (A), 6.125%, 2/15/28	175,000	154,583

Utilities - 1.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	90,616
Calpine Corp. (A), 3.75%, 3/1/31	135,000	105,638
		196,254
Total Corporate Notes and Bonds ( Cost $12,680,298 )		10,943,732

FOREIGN CORPORATE BONDS - 8.1%
Communication Service - 0.5%
Telesat Canada/Telesat LLC (A), 6.5%, 10/15/27	175,000	64,750

Consumer Discretionary - 5.6%
Carnival Corp. (A), 5.75%, 3/1/27	200,000	140,000
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (A), 5.75%, 1/20/26	175,000	154,348
International Game Technology PLC (A), 4.125%, 4/15/26	250,000	228,490
Royal Caribbean Cruises Ltd. (A) (B), 9.125%, 6/15/23	200,000	203,500
		726,338
Health Care - 2.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (A) (C), 10%, 4/15/25	425,000	255,000
Total Foreign Corporate Bonds ( Cost $1,456,221 )		1,046,088

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

High Income Fund Portfolio of Investments (unaudited)

	Shares
EXCHANGE TRADED FUNDS - 3.3%
Bond Funds - 3.3%
iShares iBoxx High Yield Corporate Bond ETF (B)	5,900	421,201
Total Exchange Traded Funds ( Cost $508,729 )		421,201

SHORT-TERM INVESTMENTS - 17.6%
State Street Institutional U.S. Government Money Market Fund, 2.94%, Premier Class (D)	228,718	228,718
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (D) (E)	2,022,849	2,022,849
Total Short-Term Investments ( Cost $2,251,567)		2,251,567

TOTAL INVESTMENTS - 114.4% ( Cost $16,896,815)		14,662,588
NET OTHER ASSETS AND LIABILITIES - (14.4%)		(1,844,852)
TOTAL NET ASSETS - 100.0%		$12,817,736

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	All or a portion of these securities, with an aggregate fair value of $1,977,248, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.
(C)	In default. Issuer is bankrupt.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
LLC	Limited Liability Company
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 67.4%
Communication Services - 3.7%
Comcast Corp., Class A	109,000	$3,196,970
Verizon Communications, Inc.	88,000	3,341,360
		6,538,330
Consumer Discretionary - 5.6%
Home Depot, Inc.	15,400	4,249,476
McDonald's Corp.	16,900	3,899,506
Starbucks Corp.	22,300	1,878,998
		10,027,980
Consumer Staples - 7.2%
Archer-Daniels-Midland Co.	43,500	3,499,575
Coca-Cola Co.	38,600	2,162,372
Colgate-Palmolive Co.	19,100	1,341,775
PepsiCo, Inc.	23,600	3,852,936
Procter & Gamble Co.	15,300	1,931,625
		12,788,283
Energy - 5.4%
Baker Hughes Co.	131,000	2,745,760
EOG Resources, Inc.	32,000	3,575,360
Kinder Morgan, Inc.	198,000	3,294,720
		9,615,840
Financials - 12.6%
Aflac, Inc.	49,200	2,765,040
BlackRock, Inc.	5,950	3,274,166
CME Group, Inc.	20,100	3,560,313
JPMorgan Chase & Co.	31,600	3,302,200
Morgan Stanley	15,000	1,185,150
Northern Trust Corp.	24,600	2,104,776
Travelers Cos., Inc.	30,400	4,657,280
U.S. Bancorp	37,600	1,516,032
		22,364,957
Health Care - 11.3%
Bristol-Myers Squibb Co.	60,000	4,265,400
CVS Health Corp.	48,000	4,577,760
Johnson & Johnson	29,500	4,819,120
Medtronic PLC	42,100	3,399,575
Pfizer, Inc.	70,400	3,080,704
		20,142,559
Industrials - 8.4%
Caterpillar, Inc.	10,500	1,722,840
Emerson Electric Co.	25,500	1,867,110
Fastenal Co.	53,700	2,472,348
Honeywell International, Inc.	19,000	3,172,430
PACCAR, Inc.	43,700	3,657,253
Union Pacific Corp.	10,800	2,104,056
		14,996,037
Information Technology - 6.5%
Analog Devices, Inc.	9,600	1,337,664
Automatic Data Processing, Inc.	8,150	1,843,448
Cisco Systems, Inc.	87,100	3,484,000
Paychex, Inc.	13,450	1,509,225

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Texas Instruments, Inc.	22,200	3,436,116
		11,610,453
Materials - 2.6%
Air Products & Chemicals, Inc.	11,600	2,699,668
Newmont Corp.	43,400	1,824,102
		4,523,770
Real Estate - 1.6%
American Tower Corp., REIT	13,500	2,898,450
Utilities - 2.5%
Dominion Energy, Inc.	63,500	4,388,485
Total Common Stocks ( Cost $97,169,012 )		119,895,144

	Par Value
ASSET BACKED SECURITIES - 0.9%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$28,998	28,407
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	99,967
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	129,816
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	128,879	124,498
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	41,749	41,661
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	76,029	74,064
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	109,519	105,814
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	129,603	124,718
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	163,928	155,988
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	125,629	121,122
LAD Auto Receivables Trust, Series 2022-1A, Class A (A), 5.21%, 6/15/27	226,039	223,217
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	10,021	10,008
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	200,000	185,732
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	100,000	99,146
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	150,000	147,748
Total Asset Backed Securities ( Cost $1,731,263 )		1,671,906

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C)	145,817	127,054
Federal Home Loan Mortgage Corp. REMICS, Series 4037, Class B	246,719	240,610
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C)	140,844	137,709
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R01, Class 1M1, (SOFR30A + 1.000%) (A) (C)	213,080	209,069
Federal National Mortgage Association REMICS, Series 2011-31, Class DB	131,680	127,194
Federal National Mortgage Association REMICS, Series 2011-36, Class QB	203,635	199,942
Federal National Mortgage Association REMICS, Series 2005-79, Class LT	182,610	186,607
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, IO	903,576	145,147
Federal National Mortgage Association REMICS, Series 2016-21, Class BA	32,417	32,080
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C)	172,896	149,352
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C)	172,831	139,904
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C)	44,755	40,123
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C)	297,844	236,723
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C)	110,534	88,570
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C)	196,489	168,751
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C)	45,266	38,447
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C)	3,319	3,255
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C)	112,196	96,918
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C)	297,314	255,788

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C)	285,040	244,444
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C)	146,385	129,459
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C)	94,849	89,109
Total Collateralized Mortgage Obligations ( Cost $3,458,696 )		3,086,255

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	112,446	108,483
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	282,457
FREMF Mortgage Trust, Series 2015-K44, Class B (A) (B) (C), 3.846%, 1/25/48	300,000	289,183
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	2,190,000	—
Total Commercial Mortgage-Backed Securities ( Cost $727,311 )		680,123

CORPORATE NOTES AND BONDS - 9.3%
Communication Services - 1.2%
AT&T, Inc., 2.25%, 2/1/32	200,000	151,186
AT&T, Inc., 4.75%, 5/15/46	500,000	419,126
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	300,000	292,591
Comcast Corp., 4.15%, 10/15/28	275,000	259,948
Discovery Communications LLC, 5%, 9/20/37	150,000	118,598
eBay, Inc., 1.9%, 3/11/25	50,000	46,407
eBay, Inc. (D), 2.6%, 5/10/31	250,000	194,788
Expedia Group, Inc., 3.25%, 2/15/30	250,000	202,675
Meta Platforms, Inc. (A), 3.85%, 8/15/32	150,000	131,806
T-Mobile USA, Inc., 2.625%, 4/15/26	100,000	90,622
Verizon Communications, Inc., 4.329%, 9/21/28	309,000	291,009
		2,198,756
Consumer Discretionary - 0.6%
7-Eleven, Inc. (A), 1.8%, 2/10/31	125,000	92,723
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	100,000	97,793
Lowe's Cos., Inc., 3%, 10/15/50	300,000	183,944
Lowe's Cos., Inc., 4.25%, 4/1/52	125,000	95,852
Southwest Airlines Co., 5.25%, 5/4/25	75,000	74,933
Southwest Airlines Co., 5.125%, 6/15/27	300,000	293,836
Tractor Supply Co., 1.75%, 11/1/30	125,000	93,578
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	123,000	115,454
		1,048,113
Consumer Staples - 0.4%
Conagra Brands, Inc., 0.5%, 8/11/23	250,000	240,825
Hormel Foods Corp., 1.8%, 6/11/30	75,000	59,911
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	100,000	70,988
Mars, Inc. (A), 3.875%, 4/1/39	150,000	123,709
Mars, Inc. (A), 2.375%, 7/16/40	250,000	164,728
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	45,442
Sysco Corp., 5.95%, 4/1/30	58,000	58,687
		764,290
Energy - 1.5%
Energy Transfer LP, 5.25%, 4/15/29	100,000	94,023
Exxon Mobil Corp., 4.114%, 3/1/46	375,000	309,816
Kinder Morgan, Inc., 5.55%, 6/1/45	250,000	217,925
Marathon Petroleum Corp., 4.7%, 5/1/25	125,000	122,744
MPLX LP, 4.8%, 2/15/29	150,000	139,535

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

MPLX LP, 2.65%, 8/15/30	100,000	78,310
Phillips 66, 2.15%, 12/15/30	250,000	192,531
Phillips 66, 4.65%, 11/15/34	275,000	245,041
Pioneer Natural Resources Co., 2.15%, 1/15/31	125,000	96,267
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	25,070
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	352,160
Valero Energy Corp., 6.625%, 6/15/37	500,000	497,265
Valero Energy Corp., 4%, 6/1/52	75,000	54,122
Valero Energy Partners LP, 4.5%, 3/15/28	350,000	332,248
		2,757,057
Financials - 2.6%
Air Lease Corp., 1.875%, 8/15/26	150,000	127,220
Bank of America Corp., (SOFRRATE + 1.060%) (C), 2.087%, 6/14/29	100,000	81,309
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	100,000	80,660
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	75,376
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	125,000	95,518
BlackRock, Inc., 2.1%, 2/25/32	100,000	76,390
Brixmor Operating Partnership LP, 3.65%, 6/15/24	100,000	96,524
Capital One Financial Corp., (SOFRRATE + 2.057%) (C) (D), 4.927%, 5/10/28	125,000	118,929
Capital One Financial Corp., (SOFRRATE + 1.790%) (C), 3.273%, 3/1/30	100,000	83,651
Cboe Global Markets, Inc., 3.65%, 1/12/27	300,000	283,807
Citigroup, Inc., (SOFRRATE + 2.086%) (C), 4.91%, 5/24/33	125,000	115,073
Empower Finance 2020 LP (A), 3.075%, 9/17/51	75,000	45,952
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	111,190
Fifth Third Bancorp, (SOFRRATE + 1.660%) (C), 4.337%, 4/25/33	125,000	110,751
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	100,000	75,275
Goldman Sachs BDC, Inc. (D), 2.875%, 1/15/26	100,000	90,699
Goldman Sachs Group, Inc., ( SOFRRATE + 0.913%) (C), 1.948%, 10/21/27	250,000	213,881
Healthpeak Properties, Inc., 3.25%, 7/15/26	100,000	93,170
Huntington Bancshares, Inc., (5 year CMT + 1.170%) (C), 2.487%, 8/15/36	300,000	212,063
Intercontinental Exchange, Inc., 4.6%, 3/15/33	100,000	93,069
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	175,000	126,897
JPMorgan Chase & Co., (TSFR3M + 0.695%) (C), 1.04%, 2/4/27	250,000	212,507
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	85,817
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	50,000	31,586
Morgan Stanley, 3.875%, 1/27/26	200,000	190,838
Morgan Stanley, (SOFRRATE + 0.879%) (C), 1.593%, 5/4/27	150,000	129,333
Morgan Stanley, (SOFRRATE + 1.020%) (C), 1.928%, 4/28/32	250,000	182,427
NASDAQ, Inc., 1.65%, 1/15/31	175,000	130,256
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	200,000	152,425
Synchrony Financial, 3.7%, 8/4/26	250,000	228,574
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	68,180
Truist Bank, 2.25%, 3/11/30	50,000	39,175
Truist Financial Corp., (SOFRRATE + 0.609%) (C), 1.267%, 3/2/27	200,000	173,956
Wells Fargo & Co., (SOFRRATE + 2.100%) (C), 2.393%, 6/2/28	175,000	150,150
Welltower, Inc., 2.05%, 1/15/29	150,000	120,442
Western Union Co., 2.85%, 1/10/25	200,000	189,279
Weyerhaeuser Co., 3.375%, 3/9/33	100,000	80,950
		4,573,299
Health Care - 1.0%
Baxter International, Inc., 2.272%, 12/1/28	300,000	247,880
Block, Inc., 2.75%, 6/1/26	200,000	171,890
Cigna Corp., 4.375%, 10/15/28	50,000	47,204
Cigna Corp., 4.9%, 12/15/48	100,000	86,363

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

CVS Health Corp., 5.125%, 7/20/45	400,000	350,225
Gartner, Inc. (A), 4.5%, 7/1/28	100,000	89,420
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	75,000	59,206
PerkinElmer, Inc., 0.55%, 9/15/23	325,000	310,900
United Rentals North America, Inc., 5.5%, 5/15/27	50,000	48,318
UnitedHealth Group, Inc., 3.7%, 8/15/49	150,000	113,402
Zoetis, Inc., 3%, 9/12/27	225,000	202,379
Zoetis, Inc., 3%, 5/15/50	175,000	115,716
		1,842,903
Industrials - 0.8%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	275,000	202,061
Boeing Co., 2.196%, 2/4/26	150,000	133,372
Boeing Co., 3.625%, 2/1/31	125,000	103,713
Boeing Co., 5.805%, 5/1/50	75,000	65,327
Martin Marietta Materials, Inc., 3.2%, 7/15/51	300,000	187,833
Quanta Services, Inc., 2.9%, 10/1/30	150,000	119,835
TD SYNNEX Corp., 2.65%, 8/9/31	50,000	37,253
Textron, Inc., 2.45%, 3/15/31	150,000	115,077
TransDigm, Inc. (A), 6.25%, 3/15/26	100,000	97,000
Vulcan Materials Co., 3.5%, 6/1/30	175,000	149,629
WRKCo, Inc., 3.9%, 6/1/28	50,000	45,881
WRKCo, Inc. (D), 3%, 6/15/33	100,000	77,332
		1,334,313

Information Technology - 0.6%
Broadcom, Inc. (A), 3.187%, 11/15/36	5,000	3,418
Dell International LLC/EMC Corp., 8.35%, 7/15/46	44,000	47,464
Dell International LLC/EMC Corp. (A), 3.45%, 12/15/51	200,000	113,707
HP, Inc., 2.65%, 6/17/31	300,000	220,041
Intel Corp., 3.734%, 12/8/47	435,000	323,203
Intuit, Inc. (D), 1.65%, 7/15/30	100,000	77,865
Iron Mountain, Inc. (A), 4.5%, 2/15/31	100,000	77,318
Oracle Corp., 3.95%, 3/25/51	200,000	132,660
Salesforce, Inc., 2.9%, 7/15/51	150,000	99,097
		1,094,773

Materials - 0.3%
DuPont de Nemours, Inc., 4.725%, 11/15/28	295,000	280,695
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	204,884
		485,579

Utilities - 0.3%
AES Corp., 1.375%, 1/15/26	125,000	107,713
Berkshire Hathaway Energy Co. (D), 1.65%, 5/15/31	125,000	94,453
Florida Power & Light Co., 2.875%, 12/4/51	150,000	98,884
Interstate Power & Light Co., 3.5%, 9/30/49	150,000	106,953
Wisconsin Electric Power Co., 1.7%, 6/15/28	100,000	83,662
		491,665
Total Corporate Notes and Bonds ( Cost $19,887,882 )		16,590,748

FOREIGN CORPORATE BONDS - 0.7%
Communication Service - 0.1%
Thomson Reuters Corp., 4.3%, 11/23/23	200,000	198,445

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Financials - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	200,000	171,097
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	150,000	134,759
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	200,000	168,153
Toronto-Dominion Bank, 4.456%, 6/8/32	100,000	91,163
UBS Group AG, (1 year CMT + 2.050%) (A) (C), 4.703%, 8/5/27	200,000	189,671
		754,843
Health Care - 0.2%
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	152,684
Royalty Pharma PLC, 3.55%, 9/2/50	200,000	124,656
		277,340
Total Foreign Corporate Bonds ( Cost $1,432,120 )		1,230,628

LONG TERM MUNICIPAL BONDS - 0.6%
General - 0.6%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,028,605
University of Massachusetts Building Authority Revenue, Series B	70,000	70,070
		1,098,675
Total Long Term Municipal Bonds ( Cost $1,278,918 )		1,098,675

MORTGAGE BACKED SECURITIES - 6.4%
Fannie Mae - 4.3%
3%, 9/1/30 Pool # 890696	191,780	181,336
3%, 12/1/30 Pool # AL8924	132,592	125,717
7%, 11/1/31 Pool # 607515	13,356	13,674
3.5%, 12/1/31 Pool # MA0919	55,598	52,462
7%, 5/1/32 Pool # 644591	2,711	2,729
3.5%, 8/1/32 Pool # MA3098	48,032	45,617
5.5%, 10/1/33 Pool # 254904	58,876	60,663
5.5%, 11/1/33 Pool # 555880	137,576	140,265
5%, 5/1/34 Pool # 780890	184,856	186,537
4%, 2/1/35 Pool # MA2177	231,074	220,516
5%, 9/1/35 Pool # 820347	99,322	100,227
5%, 9/1/35 Pool # 835699	90,005	88,858
5%, 12/1/35 Pool # 850561	25,869	26,020
5.5%, 9/1/36 Pool # 831820	144,558	147,138
5.5%, 10/1/36 Pool # 901723	20,003	19,930
5.5%, 12/1/36 Pool # 903059	132,415	133,533
4%, 1/1/41 Pool # AB2080	208,891	199,173
2.5%, 5/1/41 Pool # MA4334	215,917	186,195
4.5%, 7/1/41 Pool # AB3274	61,966	60,723
5.5%, 7/1/41 Pool # AL6588	246,566	254,920
4%, 9/1/41 Pool # AJ1406	97,103	92,200
4%, 10/1/41 Pool # AJ4046	211,610	201,775
2.5%, 3/1/42 Pool # CB3076	242,193	208,077
2.5%, 3/1/42 Pool # MA4571	481,622	412,892
3.5%, 6/1/42 Pool # AO4136	179,844	164,824
3.5%, 6/1/42 Pool # AO4134	184,078	168,706
3.5%, 8/1/42 Pool # AP2133	186,941	171,330
4%, 10/1/42 Pool # AP7363	167,686	159,684
3%, 2/1/43 Pool # AB8486	328,917	294,897
3%, 2/1/43 Pool # AL3072	328,993	295,305

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

3.5%, 3/1/43 Pool # AT0310	187,206	171,976
4%, 1/1/45 Pool # AS4257	47,824	45,455
4.5%, 2/1/45 Pool # MA2193	143,430	140,557
3.5%, 4/1/45 Pool # MA2229	134,095	123,210
3.5%, 11/1/45 Pool # BA4907	146,721	134,845
3.5%, 12/1/45 Pool # AS6309	44,947	41,300
2.5%, 12/1/47 Pool # FM3165	120,725	103,325
4%, 7/1/48 Pool # MA3415	89,420	84,328
4%, 11/1/50 Pool # FM5530	217,947	204,488
4%, 5/1/52 Pool # CB3627	494,360	459,543
4%, 5/1/52 Pool # CB3678	248,250	230,692
4%, 5/1/52 Pool # FS1704	142,073	132,991
4%, 5/1/52 Pool # FS1818	497,075	461,912
3.5%, 6/1/52 Pool # CB3845	246,091	221,980
4.5%, 8/1/52 Pool # CB4383	249,484	238,707
4.5%, 8/1/52 Pool # FS2605	249,705	238,987
5.5%, 10/1/52 Pool # MA4786	235,000	234,326
		7,684,545
Freddie Mac - 2.1%
4.5%, 2/1/25 Pool # J11722	14,695	14,470
4.5%, 5/1/25 Pool # J12247	14,224	14,006
8%, 6/1/30 Pool # C01005	4,662	4,929
6.5%, 1/1/32 Pool # C62333	32,658	33,681
2.5%, 6/1/35 Pool # RC1421	167,620	152,182
3.5%, 11/1/40 Pool # G06168	82,674	76,337
2%, 3/1/41 Pool # RB5105	414,226	347,227
2.5%, 6/1/41 Pool # SC0151	217,411	187,453
4.5%, 9/1/41 Pool # Q03516	162,028	158,537
4%, 10/1/41 Pool # Q04092	230,167	218,589
3%, 9/1/42 Pool # C04233	194,412	174,694
3%, 4/1/43 Pool # V80025	322,359	288,634
3%, 4/1/43 Pool # V80026	318,312	285,528
3%, 7/1/45 Pool # G08653	155,748	138,991
3.5%, 8/1/45 Pool # Q35614	234,512	215,161
3%, 10/1/46 Pool # G60722	224,711	200,296
4%, 3/1/47 Pool # Q46801	83,164	78,625
2.5%, 4/1/48 Pool # QA2240	288,806	244,756
3%, 7/1/49 Pool # QA1033	139,828	122,731
3.5%, 4/1/52 Pool # SD0960	493,250	445,383
3.5%, 5/1/52 Pool # RA7380	245,163	221,695
		3,623,905
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	11,687	12,084
Total Mortgage Backed Securities ( Cost $12,450,127 )		11,320,534

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.7%
U.S. Treasury Bonds - 3.5%
6.625%, 2/15/27	$1,500,000	1,646,895
2.250%, 5/15/41	1,500,000	1,134,023
3.000%, 5/15/42	1,000,000	850,977
2.500%, 2/15/45	750,000	572,490
2.500%, 5/15/46	500,000	379,570
2.250%, 8/15/46	500,000	360,586

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

3.000%, 5/15/47		200,000	167,649
1.250%, 5/15/50		750,000	419,912
1.875%, 2/15/51		1,000,000	662,109
			6,194,211
U.S. Treasury Notes - 7.2%
2.250%, 12/31/24		1,250,000	1,197,314
2.250%, 11/15/25		2,250,000	2,119,307
1.500%, 8/15/26		2,250,000	2,035,635
2.375%, 5/15/27		1,505,000	1,395,770
0.375%, 9/30/27		1,500,000	1,252,558
2.875%, 5/15/28		1,700,000	1,598,797
2.625%, 2/15/29		1,500,000	1,382,754
0.625%, 8/15/30		1,000,000	783,476
1.375%, 11/15/31		1,250,000	1,015,430
			12,781,041
Total U.S. Government and Agency Obligations ( Cost $21,702,189 )			18,975,252

		Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, 2.94%, Premier Class (E)		3,184,189	3,184,189
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (E) (F)		347,915	347,915
Total Short-Term Investments ( Cost $3,532,104 )			3,532,104

TOTAL INVESTMENTS - 100.1% ( Cost $163,369,622 )			178,081,369
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(151,935)
TOTAL NET ASSETS - 100.0%			$177,929,434

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(C)	Floating rate or variable rate note. Rate shown is as of September 30, 2022.
(D)	All or a portion of these securities, with an aggregate fair value of $429,777, are on loan as part of a securities lending program. See footnote (F) and Note 4 for details on the securities lending program.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily.
DAC	Designated Activity Company.
IO	Interest Only.
LLC	Limited Liability Company.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-day SOFR Average.
STACR	Structured Agency Credit Risk
TSFR3M	3 mo. USD Term SOFR.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.5%
Communication Services - 5.4%
Comcast Corp., Class A	166,500	$4,883,445
Verizon Communications, Inc.	132,500	5,031,025
		9,914,470
Consumer Discretionary - 8.3%
Home Depot, Inc.	23,200	6,401,808
McDonald's Corp.	25,500	5,883,870
Starbucks Corp.	34,500	2,906,970
		15,192,648
Consumer Staples - 10.5%
Archer-Daniels-Midland Co.	66,000	5,309,700
Coca-Cola Co.	58,500	3,277,170
Colgate-Palmolive Co.	28,400	1,995,100
PepsiCo, Inc.	36,000	5,877,360
Procter & Gamble Co.	23,000	2,903,750
		19,363,080
Energy - 7.8%
Baker Hughes Co.	196,000	4,108,160
EOG Resources, Inc.	48,000	5,363,040
Kinder Morgan, Inc.	296,000	4,925,440
		14,396,640
Financials - 18.3%
Aflac, Inc.	74,000	4,158,800
BlackRock, Inc.	8,900	4,897,492
CME Group, Inc.	30,500	5,402,465
JPMorgan Chase & Co.	47,500	4,963,750
Morgan Stanley	23,000	1,817,230
Northern Trust Corp.	37,000	3,165,720
Travelers Cos., Inc.	45,700	7,001,240
U.S. Bancorp	55,000	2,217,600
		33,624,297
Health Care - 16.6%
Bristol-Myers Squibb Co.	90,000	6,398,100
CVS Health Corp.	73,500	7,009,695
Johnson & Johnson	44,500	7,269,520
Medtronic PLC	63,500	5,127,625
Pfizer, Inc.	107,500	4,704,200
		30,509,140
Industrials - 12.4%
Caterpillar, Inc.	15,800	2,592,464
Emerson Electric Co.	39,000	2,855,580
Fastenal Co.	82,000	3,775,280
Honeywell International, Inc.	28,000	4,675,160
PACCAR, Inc.	67,000	5,607,230
Union Pacific Corp.	16,500	3,214,530
		22,720,244
Information Technology - 9.6%
Analog Devices, Inc.	15,000	2,090,100
Automatic Data Processing, Inc.	12,500	2,827,375
Cisco Systems, Inc.	132,000	5,280,000
Paychex, Inc.	20,500	2,300,305

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Large Cap Value Fund Portfolio of Investments (unaudited)

Texas Instruments, Inc.		33,500	5,185,130
			17,682,910
Materials - 3.7%
Air Products & Chemicals, Inc.		17,500	4,072,775
Newmont Corp.		66,000	2,773,980
			6,846,755
Real Estate - 2.3%
American Tower Corp., REIT		20,000	4,294,000

Utilities - 3.6%
Dominion Energy, Inc.		97,000	6,703,670
Total Common Stocks ( Cost $169,924,181 )			181,247,854

SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, 2.94%, Premier Class (A)		2,742,300	2,742,300
Total Short-Term Investments ( Cost $2,742,300 )			2,742,300

TOTAL INVESTMENTS - 100.0% ( Cost $172,666,481 )			183,990,154
NET OTHER ASSETS AND LIABILITIES – (0.0)%			(77,030)
TOTAL NET ASSETS - 100.0%			$183,913,124

(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Large Cap Growth Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
	COMMON STOCKS - 93.4%
	Communication Services - 7.6%
	Alphabet, Inc., Class C *	88,288	$8,488,891
	Liberty Broadband Corp., Class C *	53,158	3,923,061
			12,411,952
	Consumer Discretionary - 18.2%
	Amazon.com, Inc. *	65,288	7,377,544
	Dollar Tree, Inc. *	58,088	7,905,777
	Lowe's Cos., Inc.	41,016	7,703,215
	NIKE, Inc., Class B	15,679	1,303,238
	TJX Cos., Inc.	90,554	5,625,215
			29,914,989
	Financials - 23.3%
	Arch Capital Group Ltd. *	193,606	8,816,817
	Berkshire Hathaway, Inc., Class B *	23,960	6,397,799
	Brookfield Asset Management, Inc., Class A	138,174	5,649,935
	Marsh & McLennan Cos., Inc.	43,073	6,430,368
	Progressive Corp.	53,375	6,202,709
	U.S. Bancorp	120,526	4,859,608
			38,357,236
	Health Care - 11.2%
	Alcon, Inc.	107,075	6,229,623
	Becton Dickinson & Co.	34,218	7,624,797
	Danaher Corp.	17,850	4,610,477
			18,464,897
	Industrials - 12.7%
	Copart, Inc. *	40,325	4,290,580
	Jacobs Solutions, Inc.	55,061	5,973,568
	PACCAR, Inc.	73,246	6,129,958
	Parker-Hannifin Corp.	18,791	4,553,247
			20,947,353
	Information Technology - 20.4%
	Accenture PLC, Class A	16,609	4,273,496
	Adobe, Inc. *	8,367	2,302,598
	Analog Devices, Inc.	46,033	6,414,238
	Black Knight, Inc. *	54,855	3,550,764
	Fiserv, Inc. *	75,901	7,102,057
	TE Connectivity Ltd.	41,142	4,540,431
	Visa, Inc., Class A	29,641	5,265,724
			33,449,308
Total Common Stocks ( Cost $110,739,243 )			153,545,735

	SHORT-TERM INVESTMENTS - 6.6%
	State Street Institutional U.S. Government Money Market Fund, 2.94%, Premier Class (A)	10,728,984	10,728,984
Total Short-Term Investments ( Cost $10,728,984 )			10,728,984

TOTAL INVESTMENTS - 100.0% ( Cost $121,468,227 )			164,274,719
NET OTHER ASSETS AND LIABILITIES - 0.0%			75,512
TOTAL NET ASSETS - 100.0%			$164,350,231

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 95.8%
Communication Services - 5.5%
Liberty Broadband Corp., Class C *	53,337	$3,936,271
Liberty Media Corp.-Liberty Formula One, Class C *	25,030	1,464,255
Take-Two Interactive Software, Inc. *	16,290	1,775,610
		7,176,136
Consumer Discretionary - 17.3%
CarMax, Inc. *	57,186	3,775,420
Dollar Tree, Inc. *	46,433	6,319,531
Floor & Decor Holdings, Inc., Class A *	52,363	3,679,025
Ross Stores, Inc.	77,349	6,518,200
Thor Industries, Inc.	31,510	2,205,070
		22,497,246
Consumer Staples - 1.1%
Brown-Forman Corp., Class B	21,417	1,425,730
Financials - 29.5%
Capital Markets - 4.4%
Brookfield Asset Management, Inc., Class A	84,048	3,436,722
Moelis & Co., Class A	65,812	2,225,104
		5,661,826
Commercial Banks - 1.9%
Glacier Bancorp, Inc.	49,949	2,453,994
Diversified Financial Services - 2.6%
Cannae Holdings, Inc. *	164,136	3,391,050
Insurance - 20.6%
Arch Capital Group Ltd. *	204,492	9,312,566
Brown & Brown, Inc.	103,378	6,252,301
Markel Corp. *	3,005	3,258,081
Progressive Corp.	35,655	4,143,468
W R Berkley Corp.	58,786	3,796,400
		26,762,816
		38,269,686
Health Care - 3.6%
Laboratory Corp. of America Holdings	22,577	4,623,995
Industrials - 16.4%
Armstrong World Industries, Inc.	27,932	2,213,052
Carlisle Cos., Inc.	22,197	6,224,261
Clarivate PLC *	211,879	1,989,544
Copart, Inc. *	39,482	4,200,885
Expeditors International of Washington, Inc.	26,007	2,296,678
PACCAR, Inc.	53,161	4,449,044
		21,373,464
Information Technology - 22.4%
Amphenol Corp., Class A	59,123	3,958,876
Arista Networks, Inc. *	39,592	4,469,541
Black Knight, Inc. *	54,393	3,520,859
CDW Corp.	28,434	4,437,979
Gartner, Inc. *	26,738	7,398,137

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Mid Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
Microchip Technology, Inc.		23,162	1,413,577
MKS Instruments, Inc.		46,715	3,860,527
			29,059,496
Total Common Stocks ( Cost $78,318,173 )			124,425,753

SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional U.S. Government Money Market Fund, 2.94%, Premier Class (A)		5,649,462	5,649,462
Total Short-Term Investments ( Cost $5,649,462 )			5,649,462

TOTAL INVESTMENTS - 100.1% ( Cost $83,967,635 )			130,075,215
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(141,427)
TOTAL NET ASSETS - 100.0%			$129,933,788

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 95.6%
Australia - 1.9%
Treasury Wine Estates Ltd. (A)	45,006	$362,370
Brazil - 4.7%
Itau Unibanco Holding SA, ADR	72,208	373,315
Pagseguro Digital Ltd., Class A *	19,413	256,834
XP, Inc., Class A *	12,377	235,287
		865,436
Canada - 6.0%
Cameco Corp.	18,280	484,603
Canadian Pacific Railway Ltd.	3,498	233,387
Manulife Financial Corp.	25,051	392,549
		1,110,539
China - 5.4%
Alibaba Group Holding Ltd., ADR *	3,517	281,325
Ping An Insurance Group Co. of China Ltd., Class H (A)	69,390	345,029
Tencent Holdings Ltd. (A)	11,232	379,327
		1,005,681
Denmark - 1.9%
Genmab AS * (A)	1,115	359,408
France - 9.2%
Air Liquide SA (A)	2,431	276,810
Airbus SE (A)	4,530	391,357
EssilorLuxottica SA (A)	1,670	226,278
Hermes International (A)	188	220,967
LVMH Moet Hennessy Louis Vuitton SE (A)	422	248,067
Worldline SA * (A) (B)	8,666	338,885
		1,702,364
Germany - 8.1%
adidas AG (A)	1,756	203,785
Deutsche Telekom AG (A)	20,704	354,910
KION Group AG (A)	10,657	206,505
SAP SE, ADR	3,102	252,037
Siemens AG (A)	2,789	276,037
Symrise AG (A)	2,085	205,167
		1,498,441
Hong Kong - 1.5%
AIA Group Ltd. (A)	32,520	269,999
India - 7.9%
HDFC Bank Ltd., ADR	9,240	539,801
Infosys Ltd., ADR	18,329	311,043
Larsen & Toubro Ltd., GDR (A)	27,283	615,742
		1,466,586
Ireland - 1.8%
Kerry Group PLC, Class A (A)	3,842	341,315
Israel - 1.7%
CyberArk Software Ltd. *	2,129	319,222
Italy - 1.4%
Ferrari NV	1,422	263,070

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
Japan - 14.2%
CyberAgent, Inc. (A)	25,929	215,968
Keyence Corp. (A)	700	232,402
Lasertec Corp. (A)	2,400	241,340
Murata Manufacturing Co. Ltd. (A)	5,493	252,321
Nidec Corp. (A)	3,400	191,529
Pan Pacific International Holdings Corp. (A)	17,500	307,510
Shin-Etsu Chemical Co. Ltd. (A)	2,200	218,468
Shiseido Co. Ltd. (A)	6,500	227,518
Sony Group Corp. (A)	5,297	340,927
Toray Industries, Inc. (A)	82,353	404,195
		2,632,178
Mexico - 3.3%
Grupo Mexico SAB de CV, Series B	100,307	338,781
Wal-Mart de Mexico SAB de CV, ADR	7,992	279,720
		618,501
Netherlands - 3.7%
ASML Holding NV	764	317,327
NXP Semiconductors NV	2,552	376,445
		693,772
Norway - 1.1%
Norsk Hydro ASA (A)	36,971	198,885
Singapore - 2.3%
DBS Group Holdings Ltd. (A)	18,100	418,471
Switzerland - 6.7%
Lonza Group AG (A)	440	213,976
Nestle SA (A)	1,880	203,565
Partners Group Holding AG (A)	299	240,207
Roche Holding AG (A)	1,050	342,362
Sika AG (A)	1,252	250,711
		1,250,821
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,465	237,560
United Kingdom - 11.5%
AstraZeneca PLC (A)	4,832	531,375
Diageo PLC (A)	7,685	322,123
London Stock Exchange Group PLC (A)	3,556	299,854
Prudential PLC (A)	32,865	322,901
Shell PLC (A)	26,411	657,114
		2,133,367
Total Common Stocks ( Cost $24,308,275 )		17,747,986

SHORT-TERM INVESTMENTS - 3.8%
United States - 3.8%
State Street Institutional U.S. Government Money Market Fund, 2.94%, Premier Class (C)	695,214	695,214
Total Short-Term Investments ( Cost $695,214 )		695,214

TOTAL INVESTMENTS - 99.4% ( Cost $25,003,489 )		18,443,200
NET OTHER ASSETS AND LIABILITIES - 0.6%		119,698
TOTAL NET ASSETS - 100.0%		$18,562,898

*	Non-income producing.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

International Stock Fund Portfolio of Investments (unaudited)

(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 9/30/22
Communication Services	5.1%
Consumer Discretionary	10.1%
Consumer Staples	9.2%
Energy	6.2%
Financials	18.6%
Health Care	9.0%
Industrials	10.3%
Information Technology	16.9%
Materials	10.2%
Short-Term Investments	3.8%
Net Other Assets and Liabilities	0.6%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 88.2%
Alternative Funds - 4.8%
Invesco Optimum Yield Diversified Commodity Strategy ETF	56,018	$906,371
Bond Funds - 71.4%
iShares Treasury Floating Rate Bond ETF	38,374	1,937,887
Schwab Intermediate-Term U.S. Treasury ETF (A)	167,669	8,239,255
Schwab U.S. TIPS ETF	17,475	905,205
Vanguard Extended Duration Treasury ETF	27,660	2,398,398
		13,480,745
Foreign Stock Funds – 1.9%
Global X MSCI Norway ETF	8,876	194,014
iShares MSCI China ETF	1,507	64,138
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	708	35,882
JPMorgan BetaBuilders Japan ETF	1,392	56,835
		350,869
Stock Funds - 10.1%
First Trust Natural Gas ETF	16,228	370,647
Global X U.S. Infrastructure Development ETF	1,906	43,952
iShares Biotechnology ETF	1,687	197,312
iShares Core S&P U.S. Growth ETF	607	48,669
iShares Gold Strategy ETF *	7,497	378,031
Pacer U.S. Cash Cows 100 ETF	878	36,016
SPDR S&P North American Natural Resources ETF	5,920	282,325
Vanguard Health Care ETF	829	185,447
Vanguard Information Technology ETF	1,207	370,996
		1,913,395

TOTAL INVESTMENTS - 88.2% ( Cost $17,673,253 )		16,651,380
NET OTHER ASSETS AND LIABILITIES - 11.8%		2,224,201
TOTAL NET ASSETS - 100.0%		$18,875,581

*	Non-income producing.
(A)	Greater than 25% of the portfolio. For more information refer the website https://www.schwabassetmanagement.com/ products/schr
ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor's Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 88.0%
Alternative Funds - 6.0%
Invesco Optimum Yield Diversified Commodity Strategy ETF	205,330	$3,322,240
Bond Funds - 58.8%
iShares Treasury Floating Rate Bond ETF	169,212	8,545,206
Schwab Intermediate-Term U.S. Treasury ETF (A)	316,435	15,549,616
Vanguard Extended Duration Treasury ETF	98,424	8,534,345
		32,629,167
Foreign Stock Funds – 3.4%
Global X MSCI Norway ETF	46,536	1,017,198
iShares MSCI China ETF	6,151	261,787
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	2,201	111,547
iShares MSCI Switzerland ETF	6,972	261,101
JPMorgan BetaBuilders Japan ETF	6,686	272,989
		1,924,622
Stock Funds – 19.8%
First Trust Natural Gas ETF	96,705	2,208,742
Global X U.S. Infrastructure Development ETF	5,535	127,637
Global X Uranium ETF	7,710	152,812
iShares Biotechnology ETF	9,826	1,149,249
iShares Core S&P U.S. Growth ETF	2,749	220,415
Pacer U.S. Cash Cows 100 ETF	2,658	109,031
SPDR S&P North American Natural Resources ETF	29,349	1,399,654
VanEck Gold Miners ETF	19,237	463,996
Vanguard Health Care ETF	7,877	1,762,085
Vanguard Information Technology ETF	10,994	3,379,226
		10,972,847

TOTAL INVESTMENTS - 88.0% ( Cost $51,549,318 )		48,848,876
NET OTHER ASSETS AND LIABILITIES - 12.0%		6,659,510
TOTAL NET ASSETS - 100.0%		$55,508,386

(A)	Greater than 25% of the portfolio. For more information refer the website https://www.schwabassetmanagement.com/ products/schr.
ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor's Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 84.8%
Alternative Funds - 7.3%
Invesco Optimum Yield Diversified Commodity Strategy ETF	153,796	$2,488,419
Bond Funds - 47.9%
iShares Treasury Floating Rate Bond ETF	137,437	6,940,568
Schwab Intermediate-Term U.S. Treasury ETF	84,972	4,175,524
Vanguard Extended Duration Treasury ETF	60,167	5,217,081
		16,333,173
Foreign Stock Funds – 4.0%
Global X MSCI Norway ETF	33,484	731,903
iShares MSCI China ETF	4,580	194,925
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	1,630	82,608
iShares MSCI Switzerland ETF	4,269	159,874
JPMorgan BetaBuilders Japan ETF	4,443	181,408
		1,350,718
Stock Funds – 25.6%
First Trust Natural Gas ETF	86,457	1,974,678
Global X U.S. Infrastructure Development ETF	3,373	77,782
Global X Uranium ETF	4,571	90,597
iShares Biotechnology ETF	6,072	710,181
iShares Core S&P U.S. Growth ETF	1,857	148,894
Pacer U.S. Cash Cows 100 ETF	1,626	66,699
SPDR S&P North American Natural Resources ETF	18,020	859,374
VanEck Gold Miners ETF	17,494	421,955
Vanguard Health Care ETF	6,197	1,386,269
Vanguard Information Technology ETF	9,795	3,010,689
		8,747,118

TOTAL INVESTMENTS - 84.8% ( Cost $30,261,645 )		28,919,428
NET OTHER ASSETS AND LIABILITIES - 15.2%		5,193,612
TOTAL NET ASSETS - 100.0%		$34,113,040

ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor's Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 85.6%
Alternative Funds - 8.2%
Invesco Optimum Yield Diversified Commodity Strategy ETF	135,791	$2,197,098
Bond Funds - 42.8%
iShares Treasury Floating Rate Bond ETF (A)	134,610	6,797,805
Schwab Intermediate-Term U.S. Treasury ETF	9,973	490,073
Vanguard Extended Duration Treasury ETF	48,035	4,165,115
		11,452,993
Foreign Stock Funds – 4.8%
Global X MSCI Norway ETF	32,052	700,602
iShares MSCI China ETF	4,661	198,372
iShares MSCI Emerging Markets Minimum Volatility Factor ETF	1,403	71,104
iShares MSCI Switzerland ETF	3,360	125,832
JPMorgan BetaBuilders Japan ETF	4,409	180,020
		1,275,930
Stock Funds – 29.8%
First Trust Natural Gas ETF	78,133	1,784,558
Global X U.S. Infrastructure Development ETF	2,678	61,755
Global X Uranium ETF	4,256	84,354
iShares Biotechnology ETF	4,970	581,291
iShares Core S&P U.S. Growth ETF	1,856	148,814
Pacer U.S. Cash Cows 100 ETF	1,412	57,920
SPDR S&P North American Natural Resources ETF	15,184	724,125
VanEck Gold Miners ETF	18,508	446,413
Vanguard Health Care ETF	6,200	1,386,940
Vanguard Information Technology ETF	8,825	2,712,540
		7,988,710

TOTAL INVESTMENTS - 85.6% ( Cost $23,885,747 )		22,914,731
NET OTHER ASSETS AND LIABILITIES - 14.4%		3,864,760
TOTAL NET ASSETS - 100.0%		$26,779,491

(A)	Greater than 25% of the portfolio. For more information refer the website https://www.ishares.com/us/products/260652/ishares-treasury-floating-rate-bond-etf.
ETF	Exchange Traded Fund.
MSCI	Morgan Stanley Capital International.
SPDR	Standard & Poor's Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2022

Notes to Portfolio of Investments (Unaudited)
1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At September 30, 2022, there were no illiquid securities held in the funds.

3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize

Ultra Series Fund | September 30, 2022

Notes to Portfolio of Investments (Unaudited)
the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended September 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2022, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2022, in valuing the funds' investments carried at fair value:

Fund[1]	Level 1	Level 2	Level 3	Value at 6/30/22
Conservative Allocation
Investment Companies	$112,178,326	$—	$—	$112,178,326
Short-Term Investments	3,940,226	—	—	3,940,226
	116,118,552	—	—	116,118,552
Moderate Allocation
Investment Companies	111,671,326	—	—	111,671,326
Short-Term Investments	8,975,864	—	—	8,975,864
	120,647,190	—	—	120,647,190
Aggressive Allocation
Investment Companies	37,039,968	—	—	37,039,968
Short-Term Investments	4,155,697	—	—	4,155,697
	41,195,665	—	—	41,195,665
Core Bond
Asset Backed Securities	—	2,890,205	—	2,890,205
Collateralized Mortgage Obligations	—	3,472,234	—	3,472,234
Commercial Mortgage-Backed Securities	—	1,532,146	—	1,532,146
Corporate Notes and Bonds	—	25,424,268	—	25,424,268
Foreign Corporate Bonds	—	2,063,061	—	2,063,061
Long-Term Municipal Bonds	—	1,808,234	—	1,808,234
Mortgage Backed Securities	—	17,841,221	—	17,841,221
U.S. Government and Agency Obligations	—	26,518,496	—	26,518,496
Short-Term Investments	3,210,890	—	—	3,210,890
	3,210,890	81,549,865	—	84,760,755
High Income
Corporate Notes and Bonds	—	10,943,732	—	10,943,732
Foreign Corporate Bonds	—	1,046,088	—	1,046,088
Exchange Traded Funds	421,201	—	—	421,201
Short-Term Investments	2,251,567	—	—	2,251,567
	2,672,768	11,989,820	—	14,662,588
Diversified Income
Common Stocks	119,895,144	—	—	119,895,144
Asset Backed Securities	—	1,671,906	—	1,671,906

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Notes to Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations	—	3,086,255	—	3,086,255
Commercial Mortgage-Backed Securities	—	680,123	—	680,123
Corporate Notes and Bonds	—	16,590,748	—	16,590,748
Foreign Corporate Bonds	—	1,230,628	—	1,230,628
Long-Term Municipal Bonds	—	1,098,675	—	1,098,675
Mortgage Backed Securities	—	11,320,534	—	11,320,534
U.S. Government and Agency Obligations	—	18,975,252	—	18,975,252
Short-Term Investments	3,532,104	—	—	3,532,104
	123,427,248	54,654,121	—	178,081,369
Large Cap Value
Common Stocks	181,247,854	—	—	181,247,854
Short-Term Investments	2,742,300	—	—	2,742,300
	183,990,154	—	—	183,990,154
Large Cap Growth
Common Stocks	153,545,735	—	—	153,545,735
Short-Term Investments	10,728,984	—	—	10,728,984
	164,274,719	—	—	164,274,719
Mid Cap
Common Stocks	124,425,753	—	—	124,425,753
Short-Term Investments	5,649,462	—	—	5,649,462
	130,075,215	—	—	130,075,215
International Stock
Common Stocks
Australia	—	362,370	—	362,370
Brazil	865,436	—	—	865,436
Canada	1,110,539	—	—	1,110,539
China	657,770	724,356	—	1,382,126
Denmark	—	359,408	—	359,408
France	—	1,702,364	—	1,702,364
Germany	252,037	1,246,404	—	1,498,441
Hong Kong	—	269,999	—	269,999
India	1,466,586	—	—	1,466,586
Ireland	—	341,315	—	341,315
Israel	319,222	—	—	319,222
Italy	263,070	—	—	263,070
Japan	—	2,632,178	—	2,632,178
Mexico	279,720	338,781	—	618,501
Netherlands	317,327	—	—	317,327
Norway	—	198,885	—	198,885
Singapore	—	418,471	—	418,471
Switzerland	—	1,250,821	—	1,250,821
Taiwan	237,560	—	—	237,560
United Kingdom	—	2,133,367	—	2,133,367
Short-Term Investments	695,214	—	—	695,214
	6,464,481	11,978,719	—	18,443,200
Madison Target Retirement 2020 Fund	16,651,380	—	—	16,651,380
Madison Target Retirement 2030 Fund	48,848,876	—	—	48,848,876
Madison Target Retirement 2040 Fund	28,919,428	—	—	28,919,428
Madison Target Retirement 2050 Fund	22,914,731	—	—	22,914,731
[1]See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Target Allocation Funds and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

Ultra Series Fund | September 30, 2022

Notes to Portfolio of Investments (Unaudited)
4. Securities Lending: The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to the Trust's securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.
As of September 30, 2022, the aggregate fair value of securities on loan for the Trust was $11,259,177. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Fair Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$30,737	$31,950	$—
Moderate Allocation	4,380,999	4,551,025	—
Aggressive Allocation	2,719,945	2,805,964	—
Core Bond	1,467,995	1,503,218	—
High Income	1,977,248	2,022,849	—
Diversified Income	429,777	347,915	93,082

* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

5. Federal Income Tax Information: At September 30, 2022, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$2,080,766	$(15,133,948)	$(13,053,182)
Moderate Allocation	4,372,150	(11,811,119)	(7,438,969)
Aggressive Allocation	1,950,718	(4,063,999)	(2,113,281)
Core Bond	201,578	(11,838,429)	(11,636,851)
High Income	1,517	(2,235,744)	(2,234,227)
Diversified Income	30,671,642	(15,959,895)	14,711,747
Large Cap Value	24,768,312	(13,444,639)	11,323,673
Large Cap Growth	53,264,813	(10,458,321)	42,806,492
Mid Cap	55,797,104	(9,689,524)	46,107,580
International Stock	737,688	(7,297,977)	(6,560,289)
Madison Target Retirement 2020	57,315	(1,079,188)	(1,021,873)
Madison Target Retirement 2030	446,903	(3,147,345)	(2,700,442)
Madison Target Retirement 2040	367,086	(1,709,303)	(1,342,217)
Madison Target Retirement 2050	338,367	(1,309,383)	(971,016)
6. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce

Ultra Series Fund | September 30, 2022

Notes to Portfolio of Investments (Unaudited)
disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.
The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.
Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.
In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.